SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012 item
Goodwill
Number of reporting units	3
Patents and trademarks | Minimum
Intangible assets
Estimated useful life	3 years
Patents and trademarks | Maximum
Intangible assets
Estimated useful life	5 years
License fees | Minimum
Intangible assets
Estimated useful life	3 years
License fees | Maximum
Intangible assets
Estimated useful life	10 years
Intellectual property, customer relationships and databases | Minimum
Intangible assets
Estimated useful life	3 years
Intellectual property, customer relationships and databases | Maximum
Intangible assets
Estimated useful life	13 years